ACCOUNTS RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS RECEIVABLES, NET
Schedule of accounts receivables, net

	As of December 31,
	2017	2018
	RMB	RMB
Accounts receivable	12,338,357	54,652,991
Allowance for doubtful accounts	(1,956,245)	(228,146)
Accounts Receivable, net	10,382,112	54,424,845

Schedule of movement of the allowance for doubtful accounts

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at the beginning of the year	—	47,846	1,956,245
Additions/(reversals) charged to bad debt expense	47,846	1,908,399	(1,215,464)
Write-off of bad debt allowance	—	—	(512,635)
Balance at the end of the year	47,846	1,956,245	228,146